OTHER RECEIVABLES, NET - Summary of Movement of allowance for credit losses (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
OTHER RECEIVABLES, NET
Charge to (reversal of) allowance	¥ 1,375,516	$ 189,692	¥ 294,644	¥ 187,161
Third parties
OTHER RECEIVABLES, NET
Beginning balance	619,444	85,426	918,153
Charge to (reversal of) allowance	1,375,516	189,692	(294,644)
Less: written off			(4,065)
Ending balance	¥ 1,994,960	$ 275,118	¥ 619,444	¥ 918,153